Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-Term Debt

	At December 31
	2023	2022
Commercial paper	$—	$—
Notes payable to banks and others with originating terms of one year or less	469	328
Current maturities of long-term debt*	1,667	2,699
Current maturities of long-term finance leases	60	45
Redeemable long-term obligations	2,876	2,942
Subtotal	5,072	6,014
Reclassified to long-term debt	(4,543)	(4,050)
Total short-term debt	$529	$1,964
*	Inclusive of unamortized premiums of $17 at December 31, 2023 and $5 at December 31, 2022.